Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 03, 2012
Registrant Name	dei_EntityRegistrantName	Wall Street EWM Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001517695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2012
Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMOX
Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMIX